Consolidated Statements of Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONTINUING OPERATIONS
NET SALES	R$ 53,615,440	R$ 53,805,028	R$ 48,343,305
Cost of sales	(44,781,739)	(45,672,376)	(38,650,772)
GROSS PROFIT	8,833,701	8,132,652	9,692,533
OPERATING INCOME (EXPENSES)
Selling expenses	(7,454,163)	(7,067,148)	(6,058,250)
General and administrative expenses	(757,836)	(644,827)	(822,960)
Impairment loss on trade receivables	(32,809)	(12,772)	(12,799)
Other operating income (expenses), net	250,512	(545,270)	211,263
Income from associates and joint ventures	(3,264)	1,076
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	836,141	(136,289)	3,009,787
Financial income	1,202,520	1,082,935	537,736
Financial expenses	(4,136,312)	(3,585,765)	(3,331,615)
Foreign exchange and monetary variations	112,945	(165,925)	(250,696)
FINANCIAL INCOME (EXPENSES), NET	(2,820,847)	(2,668,755)	(3,044,575)
LOSS BEFORE TAXES	(1,984,706)	(2,805,044)	(34,788)
Income taxes	115,854	(285,634)	552,102
INCOME (LOSS) FROM CONTINUING OPERATIONS	(1,868,852)	(3,090,678)	517,314
LOSS FROM DISCONTINUED OPERATIONS		(50,948)	(79,930)
INCOME (LOSS) FOR THE YEAR	(1,868,852)	(3,141,626)	437,384
Income (loss) from Continuing Operation Attributable to
Controlling shareholders	(2,028,559)	(3,115,455)	499,385
Non-controlling interest	159,707	24,777	17,929
Net Loss From Discontinued Operations Attributable to
Controlling shareholders		(50,948)	(79,930)
Non-controlling interest
LOSS FROM DISCONTINUED OPERATIONS		R$ (50,948)	R$ (79,930)